UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5459
                                   ----------

                       TEMPLETON GLOBAL INCOME FUND, INC.
                     --------------------------------------
              (Exact name of registrant as specified in charter)


              500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/29/04
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                FEBRUARY 29, 2004


                                [GRAPHIC OMITTED]

                  SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION

                                     INCOME



                                    TEMPLETON
                            GLOBAL INCOME FUND, INC.

                                [GRAPHIC OMITTED]

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS
                      Franklin o TEMPLETON o Mutual Series

PAGE


Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                                 [GRAPHIC OMITTED]

Not part of the semiannual report

PAGE


                               Contents

Important Notice to Shareholders ........... 1








SEMIANNUAL REPORT

Templeton Global Income Fund. .............  2

Performance Summary .......................  7

Financial Highlights and
Statement of Investments ..................  8

Financial Statements ...................... 13

Notes to Financial Statements ............. 16

Annual Meeting of Shareholders ............ 21

Dividend Reinvestment and
Cash Purchase Plan ........................ 24

Proxy Voting Policies and Procedures ...... 26


--------------------------------------------------------------------------------


Important Notice to Shareholders


SHARE REPURCHASE PROGRAM

The Board of Directors of the Fund previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect.


CHANGE TO NON-FUNDAMENTAL INVESTMENT POLICY

In December 2003, the Fund's Board of Directors approved the elimination of the Fund's non-fundamental investment policy limiting the Fund's investment in Russian securities to no more than 5% of the Fund's total assets. The Board's recent action allows the Fund's investment manager to take advantage of additional attractive investment opportunities in Russia, in excess of 5% of the Fund's total assets, when the investment manager believes it is advisable to do so. The Fund's primary goal of seeking high current income and its secondary goal of capital appreciation remain the same.


                                           Not part of the semiannual report | 1
PAGE


Semiannual Report


Templeton Global Income Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS:Templeton Global Income Fund seeks high, current income, with a secondary goal of capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in income-producing securities, including debt securities of U.S. and foreign issuers, including emerging markets.




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Geographic Distribution
Based on Total Net Assets as of 2/29/04

EMU Members*                               32.3%
Other Europe                               19.8%
Asia                                       20.7%
Australia & New Zealand                    14.3%
Latin America                               8.0%
Canada                                      1.9%
Middle East & Africa                        0.2%
Short-Term Investments & Other Net Assets   2.8%


*The Fund's EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands and Spain.




We are pleased to bring you Templeton Global Income Fund's semiannual report covering the period ended February 29, 2004.


PERFORMANCE OVERVIEW

For the six months ended February 29, 2004, Templeton Global Income Fund delivered a 16.40% cumulative total return based on market price and 13.76% based on net asset value, as shown in the Performance Summary on page 7. In comparison, the J.P. Morgan (JPM) Global Government Bond Index (GGBI) posted a 3.02% cumulative total return in local currency terms and an 11.57% cumulative total return in U.S. dollar terms for the same period.(1)


ECONOMIC AND MARKET OVERVIEW

During the period under review, global economic growth accelerated, led by the U.S. and Asia. Global disinflationary trends continued, however, as excess capacity in the largest global economies kept inflationary pressures tempered. This low inflationary growth environment allowed most central banks to maintain an accommodative monetary policy, particularly in the U.S. and Europe. As such, many global bond markets enjoyed positive local market returns. In addition to local market returns, the continued appreciation of many major currencies against the U.S. dollar further contributed to global bond returns.

Despite solid growth in the U.S., core inflationary pressure continued a downward trend, reaching the lowest levels since the 1960s. For most businesses, strong




1. Source: J.P. Morgan. The JPM GGBI tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.



2 |  Semiannual Report
PAGE

cyclical productivity gains from stronger growth and lower unit labor costs supported the benign inflationary environment. The Federal Reserve Board left the federal funds target interest rate unchanged, at the lowest level in more than four decades. U.S. Treasury yields shifted downward as slower-than-expected employment growth contributed to productivity gains. The U.S. current account deficit remained at record levels, pressured by a widening trade deficit. The U.S. dollar depreciated 8.5% relative to the nation's major trading partners for the six months ended February 29, 2004.(2)

Economic growth remained lackluster in the European Monetary Union (EMU), rising only 0.6% in 2003's fourth quarter.(3) Despite a significant rebound in business confidence indicators, domestic demand remained weak across the EMU, threatening to hinder broader economic recovery. Slow economic growth, along with a strong euro, moderated EMU inflationary trends. Short-term interest rates in other European economies continued to converge toward EMU rates; for example, Scandinavian central banks employed aggressive monetary easing to stimulate economic growth amid declining inflation. Norway and Sweden, however, maintained strong balance of payment positions, ending 2003 with current account surpluses of 13% and 7% of gross domestic product (GDP), compared to a current account deficit of approximately 5% in the U.S. and a surplus of 1% in the EMU.(4)

Asia's regional growth cycle continued to improve, led by China's nearly 10% annualized GDP growth in fourth quarter 2003.5 Additionally, export growth and current account surpluses in many Asian countries supported international reserve accumulation, particularly in Japan and among the newly industrialized economies of South Korea, Thailand and Indonesia. At period-end, reserve levels represented increases of 62%, 31%, 11% and 13%, respectively, over year-ago figures.6 These economic trends supported currencies in the region, and hence their bond market returns.

Emerging market credit fundamentals remained favorable, highlighted by this year's large number of sovereign credit upgrades. For example, after only five years since the Russian economic crisis, independent credit rating agency Moody's Investors Service upgraded Russia's long-term foreign currency rating to




2. Source: U.S. Federal Reserve (H10 release).
3. Source: Eurostat.
4. Sources: Statistics Norway; Statistics Sweden; Sveriges Riksbank.
5. Source: National Bureau of Statistics, China.
6. Sources: Ministry of Finance, Japan; Bank of Korea; Bank of Thailand; Bank Indonesia.




--------------------------------------------------------------------------------
  WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
  Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

--------------------------------------------------------------------------------
  WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.



                                                           Semiannual Report | 3
PAGE


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Portfolio Breakdown(2)
Based on Total Net Assets as of 2/29/04

Government Bonds ....................... 97.2%
Short-Term Investments &
Other Net Assets .......................  2.8%


investment grade, to Baa3 from Ba2.(7) In Asia, Standard & Poor's (S&P), another independent credit rating agency, upgraded Indonesia's foreign sovereign credit rating to B and the local currency to B+.(8) Likewise, Thailand received its first sovereign credit rating upgrade from S&P since 1998, from A- to A for the local currency rating.(8)


INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency rates and credit risk.


MANAGER'S DISCUSSION

Overall, the main contributors to Fund performance were income, developed market interest rate movements, currency returns and emerging market bonds. During the period under review, the Fund benefited from its exposure to Swedish and Norwegian bonds as their central banks continued to ease monetary policy. Sweden and Norway reduced their reference interest rates during the period and their local bond markets posted positive returns in U.S. dollar and local currency terms. Conversely, Australia and New Zealand's central banks tightened monetary policy. Despite higher rates, Australian and New Zealand bond markets generated positive returns, rising 2.00% and 2.98% in local currency terms during the period, according to the JPM GGBI.(1)




7. Source: Moody's Investor's Service, 10/8/03.
8. Source: Standard & Poor's, 10/8/03.


4 |  Semiannual Report
PAGE

The U.S. dollar's depreciation against most major currencies positively impacted Fund performance. Throughout the reporting period, the euro represented the Fund's largest currency exposure. The euro appreciated 13.17% against the U.S. dollar, with EMU bond markets returning 16.78% in U.S. dollar terms for the six months ended February 29, 2004, as measured by the JPM EMU Government Bond Index.9 In other European countries, the Danish krone appreciated 12.77% against the U.S. dollar, the Swedish krona was up 12.32%, while the Norwegian krone rose 6.49% over the six-month period.10 The currency appreciation combined with local market returns to produce strong bond market returns.

Currencies from other regions, particularly Asia, did not experience similar appreciation against the U.S. dollar despite large trade surpluses with the U.S. Of the roughly $40 billion monthly U.S. trade deficit, Asia accounted for about $20 billion versus $7 billion in Western Europe. Consequently, we reallocated some of the Fund's exposure away from the EMU and into Asia seeking to position the Fund for potential global economic recovery as well as to take advantage of the discrepancy between currency performance and macroeconomic trends.

The Australian and New Zealand dollars were once again the top-performing developed country currencies, returning 19.20% and 18.78% against the U.S. dollar during the period, bringing bond returns in U.S. dollar terms to 21.58% and 22.49%.(1) Our overweighted positions in the two countries, relative to the JPM GGBI, contributed to the Fund's strong performance during the period. Australia and New Zealand, although running relatively large current account deficits, differed from the U.S. in that they had balanced fiscal accounts. From a balance of payments perspective, the current account deficits were balanced by strong foreign investment flows in an economic environment of high yields relative to other developed nations, as well as fiscal surpluses. Australia and New Zealand also each exhibited strong economic growth during the year, reporting 4.0% and 3.5% annualized GDP growth in the fourth quarter of 2003.10 The monetary tightening, mentioned earlier, further bolstered interest rate differentials relative to the U.S. and other developed markets, lending support to currency strength.

Japan underperformed other developed bond markets in U.S. dollar terms, returning only 8.75% during the period, driven by the 6.79% appreciation of the yen against the U.S. dollar.(1, 11) Although Japan benefited from a cyclical economic recovery and improving export strength, concerns remained about the country's




[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Currency Breakdown
Based on Total Portfolio Value as of 2/29/04

Euro                      34.7%
U.S. Dollar               13.6%
Swedish Krona              9.1%
New Zealand Dollar         8.0%
Korean Won                 7.6%
Australian Dollar          6.3%
Indonesian Rupiah          5.3%
Thai Baht                  4.3%
Norwegian Krone            2.8%
Canadian Dollar            1.9%
Danish Krone               1.7%
Hungarian Forint           1.3%
British Pound              0.6%




9. Source: J.P. Morgan. The J.P. Morgan EMU Government Bond Index is a euro-aggregated index weighted by market capitalization. The index includes only liquid bullet euro-denominated fixed-rate debt, which has been issued by participating governments. No callable, puttable or convertible features are allowed. Bonds must have at least 12 months remaining maturity. The EMU bond index is fully invested. All coupons received are immediately invested back into the entire index until the next index rebalancing.
10. Sources: Australia Bureau of Statistics; Statistics New Zealand.
11. Source: Reuters, Inc.

                                                           Semiannual Report | 5
PAGE


banking sector and its drawn-out structural reform process. We sought exposure to Asia's cyclical, regional economic recovery through a variety of regional currencies without exposure to any country-specific risks in Japan.

The Fund also invested in emerging market sovereign debt that is typically non-investment grade and compensates for greater credit risk by offering higher income or coupon. During the six-month period, emerging market returns contributed to Fund performance as the JPM Emerging Markets Bond Index Global (EMBIG) delivered a strong total return of 9.32% in U.S. dollar terms for the six months ended February 29, 2004.(12) Sovereign interest rate spreads fell from 4.82 percentage points above the U.S. Treasury market at the beginning of the reporting period to 4.31 percentage points by period-end.10 Reduced interest rates in developed economies generally benefit emerging market borrowers through lower borrowing costs and positive investment flows from investors seeking higher returns outside developed countries. Regionally, Latin American sovereign debt returned 10.24%, eastern Europe 10.03% and Asia 4.66%.(12)

Additionally, selective emerging local debt markets offered further opportunities for diversification. We increased the Fund's exposure to euro and local currency-denominated debt markets largely due to opportunities for potential currency appreciation as well as attractive yields. Primarily, we expanded and diversified the Fund's Asian exposure later in the reporting period to include South Korea, Thailand and Indonesia. Asia's regional cyclical recovery supported growth rates while current account surpluses from competitive trade conditions contributed to international reserve accumulation. This resulted in stronger balance of payment conditions and better debt repayment capacity. At the end of the reporting period, based on internal analysis 80.6% of the Fund's holdings were investment grade and the average credit rating of Fund holdings was AA-.

We thank you for your interest in Templeton Global Income Fund, and look forward to serving your investment needs in the years ahead.

Portfolio Management Team
Templeton Global Income Fund




12. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 29, 2004, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.



6 |  Semiannual Report
PAGE

Performance Summary as of 2/29/04

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses. All total returns include reinvested distributions according to the terms specified in the Fund's dividend reinvestment and cash purchase plan and do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares.



PRICE AND DISTRIBUTION INFORMATION

-----------------------------------------------------------------------------------------------------
                                                        CHANGE           2/29/04         8/31/03
-----------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.81             $8.99           $8.18
-----------------------------------------------------------------------------------------------------
  Market Price (NYSE)                                   +$0.99             $8.94           $7.95
-----------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/03-2/29/04)
-----------------------------------------------------------------------------------------------------
  Dividend Income                         $0.3036

PERFORMANCE

-----------------------------------------------------------------------------------------------------
                                        6-MONTH          1-YEAR           5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------
  Cumulative Total Return1
    Based on change in NAV               13.76%          19.71%           74.00%          144.21%
-----------------------------------------------------------------------------------------------------
    Based on change in market price      16.40%          20.40%           95.05%          172.97%
-----------------------------------------------------------------------------------------------------
  Average Annual Total Return1
    Based on change in NAV               13.76%          19.71%           11.71%            9.34%
-----------------------------------------------------------------------------------------------------
    Based on change in market price      16.40%          20.40%           14.29%           10.56%


ENDNOTES

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS. SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NON-DIVERSIFIED INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.


1. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated.
FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, CALL FRANKLIN TEMPLETON INVESTMENTS AT 1-800/342-5236.




     Semiannual Report | Past performance does not guarantee future results. | 7

PAGE




Templeton Global Income Fund, Inc.

FINANCIAL HIGHLIGHTS


------------------------------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    FEBRUARY 29, 2004                         YEAR ENDED AUGUST 31,
                                                      (UNAUDITED)       2003         2002       2001        2000        1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ...............       $8.18        $7.29        $6.99      $7.06       $7.50       $7.67
                                                    --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income(a) ..........................         .21          .41          .45d       .56         .60         .61

 Net realized and unrealized gains (losses) ........         .90          .98          .39d      (.11)       (.46)       (.18)
                                                    --------------------------------------------------------------------------------

Total from investment operations ...................        1.11         1.39          .84        .45         .14         .43
                                                    --------------------------------------------------------------------------------

Capital share repurchases ..........................          --           --           --        .03         .02         .01
                                                    --------------------------------------------------------------------------------

Less distributions from:

 Net investment income .............................        (.30)        (.50)        (.34)      (.31)       (.60)       (.60)

 Net realized gains ................................          --           --           --         --          --        (.01)

 Tax return of capital .............................          --           --         (.20)      (.24)         --          --
                                                    --------------------------------------------------------------------------------

Total distributions ................................        (.30)        (.50)        (.54)      (.55)       (.60)       (.61)
                                                    --------------------------------------------------------------------------------
Net asset value, end of period .....................       $8.99        $8.18        $7.29      $6.99       $7.06       $7.50
                                                    --------------------------------------------------------------------------------
Market value, end of periodb .......................       $8.94        $7.95        $7.35      $6.55     $6.1875     $6.5625
                                                    --------------------------------------------------------------------------------


Total return (based on market value per share)(c) ..       16.40%       15.37%       21.32%     15.44%       3.97%      11.29%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..................  $1,166,243   $1,058,791     $944,602   $763,696    $797,122    $862,788

Ratios to average net assets:

 Expenses ..........................................         .72%e        .72%         .75%       .75%        .75%        .76%

 Net investment income .............................        4.85%e       5.16%        6.28%d     8.11%       8.12%       7.70%

Portfolio turnover rate ............................       21.41%       69.77%       82.31%     66.27%     110.36%      66.07%




(a)Based on average daily shares outstanding.
(b)Based on the last sale on the New York Stock Exchange.
(c)Total return is not annualized for periods less than one year.
(d)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:
   Net Investment income per share ............................... $(0.09)
   Net realized and unrealized gains (losses) per share ..........   0.09
   Ratio of net investment income to average net assets ..........  (1.32)%
   Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.
(e)Annualized.



8 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Income Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(a)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

   LONG TERM INVESTMENTS 97.2%
   AUSTRALIA 6.3%
     New South Wales Treasury Corp.,
     6.50%, 5/01/06 ............................................................         15,781,000 AUD     $   12,405,976
     8.00%, 3/01/08 ............................................................          6,200,000 AUD          5,180,520
     6.00%, 5/01/12 ............................................................         10,200,000 AUD          7,985,628

     Queensland Treasury Corp.,
     6.00%, 7/14/09 ............................................................          4,100,000 AUD          3,207,964
     6.00%, 8/14/13 ............................................................         56,500,000 AUD         44,473,223
                                                                                                            ----------------
                                                                                                                73,253,311
                                                                                                            ----------------

   AUSTRIA 4.4%
     Republic of Austria,
     5.50%, 10/20/07 ...........................................................         15,900,000 EUR         21,515,960
     5.00%, 7/15/12 ............................................................          8,480,000 EUR         11,339,596
     4.65%, 1/15/18 ............................................................         14,900,000 EUR         18,924,220
                                                                                                            ----------------
                                                                                                                51,779,776
                                                                                                            ----------------

   BELGIUM 3.5%
     Kingdom of Belgium,
     8.50%, 10/01/07 ...........................................................         19,718,000 EUR         29,148,380
     5.00%, 9/28/12 ............................................................          8,340,000 EUR         11,142,728
                                                                                                            ----------------
                                                                                                                40,291,108
                                                                                                            ----------------

   BRAZIL .3%
   Republic of Brazil, 8.00%, 4/15/14 ..........................................          4,026,711              3,865,642
                                                                                                            ----------------

   BULGARIA
   Republic of Bulgaria, 8.25%, 1/15/15 ........................................             27,000                 32,528
                                                                                                            ----------------

   CANADA 1.9%
   Government of Canada, 6.00%, 6/01/11 ........................................         26,263,000 CAD         21,888,769
                                                                                                            ----------------

   COLOMBIA 1.0%
   Republic of Colombia, 11.75%, 2/25/20 .......................................          9,335,000             11,375,164
                                                                                                            ----------------

   DENMARK 1.7%
     Kingdom of Denmark,
     6.00%, 11/15/11 ...........................................................         15,500,000 DKK          2,937,004
     5.00%, 11/15/13 ...........................................................         92,320,000 DKK         16,341,791
                                                                                                            ----------------
                                                                                                                19,278,795
                                                                                                            ----------------

   FINLAND 4.3%
     Government of Finland,
     5.00%, 7/04/07 ............................................................         19,300,000 EUR         25,651,784
     5.00%, 4/25/09 ............................................................          4,390,000 EUR          5,895,570
     5.375%, 7/04/13 ...........................................................         13,500,000 EUR         18,517,358
                                                                                                            ----------------
                                                                                                                50,064,712
                                                                                                            ----------------

   FRANCE 6.9%
     Government of France,
     4.00%, 4/25/09 ............................................................         13,280,000 EUR         17,075,714
     4.00%, 4/25/13 ............................................................         18,000,000 EUR         22,344,575
     4.25%, 4/25/19 ............................................................         33,700,000 EUR         40,722,847
                                                                                                            ----------------
                                                                                                                80,143,136
                                                                                                            ----------------


                                                           Semiannual Report | 9
PAGE




Templeton Global Income Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(a)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)

   GERMANY 3.5%
   Federal Republic of Germany, 4.00%, 2/16/07 .................................         32,070,000 EUR     $   41,396,691
                                                                                                            ----------------

   GREECE .5%
   Republic of Greece, 4.60%, 5/20/13 ..........................................          4,560,000 EUR          5,856,164
                                                                                                            ----------------

   HUNGARY 1.3%
     Government of Hungary,
     9.25%, 5/12/05 ............................................................        127,000,000 HUF            598,673
     8.50%, 10/12/05 ...........................................................      3,181,000,000 HUF         14,648,253
                                                                                                            ----------------

                                                                                                                15,246,926
                                                                                                            ----------------

   INDONESIA 5.3%
     Indonesia Recapital Bond,
     12.125%, 2/15/06 ..........................................................    128,680,000,000 IDR         16,018,421
     14.00%, 6/15/09 ...........................................................    293,441,000,000 IDR         38,280,963
     13.15%, 3/15/10 ...........................................................     63,500,000,000 IDR          8,054,848
                                                                                                            ----------------

                                                                                                                62,354,232
                                                                                                            ----------------

   IRISH REPUBLIC 1.3%
   Republic of Ireland, 4.25%, 10/18/07 ........................................         11,500,000 EUR         14,966,289
                                                                                                            ----------------

   ITALY 2.9%
     Government of Italy,
     10.50%, 4/01/05 ...........................................................         23,530,000 EUR         31,782,442
     5.00%, 5/01/08 ............................................................          1,573,000 EUR          2,101,425
                                                                                                            ----------------

                                                                                                                33,883,867
                                                                                                            ----------------

   MEXICO 2.2%
     United Mexican States,
     11.375%, 9/15/16 ..........................................................          8,657,000             12,836,167
     11.50%, 5/15/26 ...........................................................            500,000                754,875
     144A, 7.50%, 3/08/10 ......................................................          8,800,000 EUR         12,387,113
                                                                                                            ----------------

                                                                                                                25,978,155
                                                                                                            ----------------

   NETHERLANDS 2.3%
   Government of Netherlands, 5.75%, 2/15/07 ...................................         20,169,000 EUR         27,250,190
                                                                                                            ----------------

   NEW ZEALAND 8.0%
     Government of New Zealand,
     7.00%, 7/15/09 ............................................................         56,280,000 NZD         40,823,341
     6.00%, 11/15/11 ...........................................................         36,973,000 NZD         25,622,360
     6.50%, 4/15/13 ............................................................         37,581,000 NZD         26,893,197
                                                                                                            ----------------
                                                                                                                93,338,898
                                                                                                            ----------------

   NORWAY 2.8%
     Kingdom of Norway,
     5.75%, 11/30/04 ...........................................................         69,320,000 NOK         10,145,834
     6.75%, 1/15/07 ............................................................        126,500,000 NOK         20,066,013
     5.50%, 5/15/09 ............................................................         13,700,000 NOK          2,156,198
                                                                                                            ----------------
                                                                                                                32,368,045
                                                                                                            ----------------

   PERU .4%
   Republic of Peru, 9.875%, 2/06/15 ...........................................          3,800,000              4,381,875
                                                                                                            ----------------




10 |  Semiannual Report

PAGE

Templeton Global Income Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(a)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)

   PHILIPPINES 3.4%
     Republic of Philippines,
     9.00%, 2/15/13 ............................................................    $    15,530,000        $    15,724,125
     10.625%, 3/16/25 ..........................................................          9,305,000              9,941,834
     Reg S, 9.375%, 12/07/06 ...................................................          5,000,000 EUR          6,627,176
     Reg S, 9.125%, 2/22/10 ....................................................          6,000,000 EUR          7,610,912
                                                                                                            ----------------
                                                                                                                39,904,047
                                                                                                            ----------------

   RUSSIA 2.4%
     Federation of Russia,
     Reg S, 11.00%, 7/24/18 ....................................................         19,371,000             26,686,865
     Reg S, 12.75%, 6/24/28 ....................................................            678,000              1,100,055
                                                                                                            ----------------

                                                                                                                27,786,920
                                                                                                            ----------------

   SOUTH AFRICA .2%
   Republic of South Africa, 5.25%, 5/16/13 ....................................          2,000,000 EUR          2,440,515
                                                                                                            ----------------

   SOUTH KOREA 7.6%
     Republic of Korea,
     4.50%, 3/05/06 ............................................................     19,500,000,000 KRW         16,874,604
     4.50%, 9/03/06 ............................................................     29,790,000,000 KRW         25,735,879
     5.77%, 10/09/07 ...........................................................     39,640,000,000 KRW         34,984,286
     4.75%, 3/12/08 ............................................................      8,075,000,000 KRW          6,960,940
     5.00%, 3/26/13 ............................................................      5,000,000,000 KRW          4,225,962
                                                                                                            ----------------
                                                                                                                88,781,671
                                                                                                            ----------------

   SPAIN 2.6%
     Government of Spain,
     8.80%, 4/30/06 ............................................................         13,342,000 EUR         18,798,323
     4.80%, 10/31/06 ...........................................................          2,450,000 EUR          3,221,746
     5.00%, 7/30/12 ............................................................          6,350,000 EUR          8,495,806
                                                                                                            ----------------

                                                                                                                30,515,875
                                                                                                            ----------------

   SWEDEN 9.1%
     Kingdom of Sweden,
     3.50%, 4/20/06 ............................................................         71,415,000 SEK          9,702,797
     6.50%, 5/05/08 ............................................................        100,400,000 SEK         14,989,585
     5.25%, 3/15/11 ............................................................        342,800,000 SEK         49,167,960
     5.50%, 10/08/12 ...........................................................        220,210,000 SEK         32,014,254
                                                                                                            ----------------
                                                                                                               105,874,596
                                                                                                            ----------------

   THAILAND 4.3%
     Kingdom of Thailand,
     8.50%, 10/14/05 ...........................................................      1,146,500,000 THB         32,511,533
     5.60%, 7/07/07 ............................................................         54,000,000 THB          1,535,745
     4.125%, 2/12/08 ...........................................................        178,700,000 THB          4,885,710
     8.50%, 12/08/08 ...........................................................         21,000,000 THB            676,340
     4.80%, 4/09/10 ............................................................        388,900,000 THB         10,901,894
                                                                                                            ----------------
                                                                                                                50,511,222
                                                                                                            ----------------

   UKRAINE 2.1%
   Republic of Ukraine, 144A, 7.65%, 6/11/13 ...................................         23,400,000             24,017,362
                                                                                                            ----------------




                                                          Semiannual Report | 11
PAGE


Templeton Global Income Fund, Inc.

STATEMENT OF INVESTMENTS, FEBRUARY 29, 2004 (UNAUDITED) (CONTINUED)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      PRINCIPAL AMOUNT(a)          VALUE
------------------------------------------------------------------------------------------------------------------------------------

LONG TERM INVESTMENTS (CONT.)

   UNITED KINGDOM .6%
   United Kingdom, 8.50%, 7/16/07 ..............................................          3,241,000 GBP     $    6,751,457
                                                                                                            ----------------

   VENEZUELA 4.1%
     Republic of Venezuela,
     9.25%, 9/15/27 ............................................................         52,405,000             43,971,201
     144A, 10.75%, 9/19/13 .....................................................          4,100,000              4,035,938
                                                                                                            ----------------
 ...............................................................................                                48,007,139
                                                                                                            ----------------

TOTAL LONG TERM INVESTMENTS (COST $976,622,185) ................................                             1,133,585,077
                                                                                                            ----------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  SHARES/PRINCIPAL AMOUNT(a)
------------------------------------------------------------------------------------------------------------------------------------


   SHORT TERM INVESTMENTS .5%
   NEW ZEALAND .5%
     New Zealand Treasury Bill, 5.29%, 6/16/04 .................................          8,000,000 NZD          5,479,892
                                                                                                            ----------------

   UNITED STATES
(b)Franklin Institutional Fiduciary Trust Money Market Portfolio ...............              5,518                  5,518
                                                                                                            ----------------

TOTAL SHORT TERM INVESTMENTS (COST $4,840,692) .................................                                 5,485,410
                                                                                                            ----------------

TOTAL INVESTMENTS (COST $981,462,877) 97.7% ....................................                             1,139,070,487
OTHER ASSETS, LESS LIABILITIES 2.3% ............................................                                27,172,215
                                                                                                            ----------------
NET ASSETS 100.0% ..............................................................                            $1,166,242,702
                                                                                                            ----------------


CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar | DKK - Danish Krone
                          EUR - Euro | GBP - British Pound | HUF - Hungarian Forint
                          IDR - Indonesian Rupiah | KRW - Korean Won | NOK - Norwegian Krone
                          NZD - New Zealand Dollar | SEK - Swedish Krona | THB - Thai Bhat





(a)The principal amount is stated in U.S. dollars unless otherwise indicated.
(b)See Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.




12 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Income Fund, Inc.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
February 29, 2004 (unaudited)


Assets:
 Investments in securities:
  Cost .........................................................................   $  981,462,877
                                                                                   ----------------
  Value ........................................................................    1,139,070,487
 Cash ..........................................................................          741,155
 Foreign currency, at value (cost $1,289,232) ..................................        1,273,369
Receivables:
  Investment securities sold ...................................................        5,576,215
  Dividends and interest .......................................................       26,599,260
                                                                                   ----------------
      Total assets .............................................................    1,173,260,486
                                                                                   ----------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................        5,711,778
  Affiliates ...................................................................          579,706
 Distributions to shareholders .................................................          264,607
 Other liabilities .............................................................          461,693
                                                                                   ----------------
      Total liabilities ........................................................        7,017,784
                                                                                   ----------------
        Net assets, at value ...................................................   $1,166,242,702
                                                                                   ----------------
Net assets consist of:
 Undistributed net investment income ...........................................   $  (13,513,885)
 Net unrealized appreciation (depreciation) ....................................      158,200,182
 Accumulated net realized gain (loss) ..........................................      (51,273,128)
 Capital shares ................................................................    1,072,829,533
                                                                                   ----------------
Net assets, at value ...........................................................   $1,166,242,702
                                                                                   ----------------
Shares outstanding .............................................................      129,679,379
                                                                                   ----------------
Net asset value per share ......................................................            $8.99
                                                                                   ----------------




                     Semiannual Report | See notes to financial statements. | 13 PAGE




Templeton Global Income Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the six months ended February 29, 2004 (unaudited)


Investment income:
 (net of foreign taxes of $261,547)
 Dividends .....................................................................     $     37,826
 Interest ......................................................................       31,332,155
                                                                                     --------------
      Total investment income ..................................................       31,369,981
Expenses:
 Management fees (Note 3) ......................................................        2,850,253
 Administrative fees (Note 3) ..................................................          700,657
 Transfer agent fees ...........................................................          137,200
 Custodian fees ................................................................          188,500
 Reports to shareholders .......................................................           57,100
 Registration and filing fees ..................................................           43,800
 Professional fees .............................................................           21,900
 Directors' fees and expenses ..................................................           42,000
 Other .........................................................................           12,200
                                                                                     --------------
      Total expenses ...........................................................        4,053,610
                                                                                     --------------
        Net investment income ..................................................       27,316,371
                                                                                     --------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ..................................................................       18,085,869
  Foreign currency transactions ................................................        1,454,888
                                                                                     --------------
        Net realized gain (loss) ...............................................        19,540,757
Net unrealized appreciation
 (depreciation) on:
  Investments ..................................................................       97,572,406
  Translation of assets and liabilities denominated in foreign currencies ......          893,361
                                                                                     --------------
        Net unrealized appreciation (depreciation) .............................       98,465,767
                                                                                     --------------
Net realized and unrealized gain (loss) ........................................      118,006,524
                                                                                     --------------
Net increase (decrease) in net assets resulting from operations ................     $145,322,895
                                                                                     --------------




14 |  See notes to financial statements.  |  Semiannual Report
PAGE

Templeton Global Income Fund, Inc.

FINANCIAL STATEMENTS (CONTINUED)


STATEMENTS OF CHANGES IN NET ASSETS
for the six months ended February 29, 2004 (unaudited) and the year ended August 31, 2003


                                                                                     ---------------------------------------
                                                                                          SIX MONTHS ENDED      YEAR ENDED
                                                                                         FEBRUARY 29, 2004    AUGUST 31, 2003
                                                                                     ---------------------------------------
 Increase (decrease) in net assets:
 Operations:
  Net investment income                                                                   $   27,316,371    $   53,103,391
  Net realized gain (loss) from investments and foreign currency transactions                 19,540,757        58,462,333
  Net unrealized appreciation (depreciation) on investments and translation of
 assets and liabilities denominated in foreign currencies                                     98,465,767        67,336,643
                                                                                     ---------------------------------------
      Net increase (decrease) in net assets resulting from operations                        145,322,895       178,902,367
Distributions to shareholders from net investment income                                     (39,342,525)      (64,756,384)
Capital share transactions (Note 2)                                                            1,471,084            43,136
                                                                                     ---------------------------------------
      Net increase (decrease) in net assets                                                  107,451,454       114,189,119
Net assets:
 Beginning of period                                                                       1,058,791,248       944,602,129
                                                                                     ---------------------------------------
 End of period                                                                            $1,166,242,702    $1,058,791,248
                                                                                     ---------------------------------------
Undistributed net investment income included in net assets:
 End of period                                                                            $  (13,513,885)   $   (1,487,731)
                                                                                     ---------------------------------------




                     Semiannual Report | See notes to financial statements. | 15 PAGE




Templeton Global Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Income Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company. The Fund seeks high current income, with a secondary objective of capital appreciation. Under normal market conditions, the Fund invests primarily in a portfolio of debt securities of U.S. and foreign issuers including emerging markets.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Investments in open-end mutual funds are valued at the closing net asset value. Foreign securities are valued at the close of trading of the foreign exchange or the NYSE, whichever is earlier. If events occur that materially affect the values of securities after the prices or foreign exchange rates are determined, or if market quotations are not readily available, the securities will be valued at fair value as determined following procedures approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.


16 |  Semiannual Report
PAGE


Templeton Global Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

The Board of Directors of the Fund previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, shares of the Fund's common stock in open-market transactions, at the discretion of management. This authorization remains in effect. Through February 29, 2004, the Fund had repurchased a total of 11,210,400 shares.

At February 29, 2004, there were 200 million shares authorized ($0.01 par value). During the period ended February 29, 2004, 166,612 shares were issued for $1,471,084 from reinvested distributions. During the year ended August 31, 2003, 6,265 shares were issued for $43,136 from reinvested distributions.

                                                         Semiannual Report  | 17

PAGE

Templeton Global Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of the following entities:

--------------------------------------------------------------------------------
  ENTITY                                                  AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                      Investment manager
  Franklin Templeton Services, LLC (FT Services)          Administrative manager

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
---------------------------------------------------------------
        0.55%           First $200 million
        0.50%           Over $200 million

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

---------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
---------------------------------------------------------------
        0.150%          First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million


4. INCOME TAXES

At February 29, 2004, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $999,534,172
                                                            ------------
Unrealized appreciation .................................    146,569,387
Unrealized depreciation .................................     (7,033,072)
                                                            ------------
Net unrealized appreciation (depreciation) ..............   $139,536,315
                                                            ------------

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, losses realized subsequent to October 31 on the sale of securities, and bond discounts and premiums.

At August 31, 2003, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2007 ...................................................    $   134,135
 2008 ...................................................     11,539,262
 2009 ...................................................     22,567,406
 2010 ...................................................     27,371,582
 2011 ...................................................      4,209,282
                                                             -----------
                                                             $65,821,667
                                                             -----------


18 |  Semiannual Report

PAGE

Templeton Global Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


4. INCOME TAXES (CONTINUED)

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $2,094,727. For tax purposes, such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 29, 2004 aggregated $246,503,751 and $232,503,548, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $37,826 of dividend income from investment in the Sweep Money Fund for the period ended February 29, 2004.


7. REGULATORY MATTERS

On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company"), alleging violations of the Massachusetts Uniform Securities Act. The complaint arises from activity that occurred in 2001 during which time an officer of a Company subsidiary was negotiating an agreement with an investor relating to investments in a mutual fund and a hedge fund.

The Fund, in addition to other entities within Franklin Templeton Investments, including the Company and other funds, has been named in shareholder class and derivative lawsuits related to the matter described above, as well as actions seeking the return of certain management and other fees to the Fund. The Fund's management believes that the claims made in the lawsuit are without merit and it intends to defend vigorously against the allegations. It is anticipated that the Fund may be named in additional similar civil actions related to the matter described above.









                                                          Semiannual Report | 19
PAGE




Templeton Global Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



7. REGULATORY MATTERS (CONTINUED)

In addition, as part of ongoing investigations by the U.S. Securities and Exchange Commission (the "SEC"), the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services, and the Commissioner of Securities and the Attorney General of the State of West Virginia, relating to certain practices in the mutual fund industry, including late trading, market timing and sales compensation arrangements, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company and its current employees are providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has informed the Company that it intends to recommend that the Commission authorize an action against the Fund's investment adviser relating to the frequent trading issues that are the subject of the SEC's investigation. These issues were previously disclosed as being under investigation by government authorities and the subject of an internal inquiry by the Company in its Annual Report on Form 10-K and on its public website. The Company currently is in discussions with the SEC Staff in an effort to resolve the issues raised in their investigation. The Fund's management has been advised that the Company cannot predict the likelihood of whether those discussions will result in a settlement and, if so, the terms of such settlement. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company finds that it bears responsibility for any unlawful or improper conduct, it has committed to making the Fund or its shareholders whole, as appropriate.




20 |  Semiannual Report

PAGE

Templeton Global Income Fund, Inc.

ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 27, 2004


The Annual Meeting of Shareholders of the Fund was held at the Fund's offices, 500 E. Broward Blvd., Fort Lauderdale, Florida, on February 27, 2004. The purpose of the meeting was to elect four Directors of the Fund, to approve an Agreement and Plan of Reorganization that provides for the reorganization of the Fund from a Maryland corporation to a Delaware statutory trust, to approve amendments to certain of the Fund's fundamental investment restrictions (including six Sub-Proposals), and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Directors of the Fund:
Frank J. Crothers, Charles B. Johnson, Fred R. Millsaps and Frank A. Olson.* In addition, Shareholders approved an Agreement and Plan of Reorganization that provides for the reorganization of the Fund from a Maryland corporation to a Delaware statutory trust, amendments to certain of the Fund's fundamental investment restrictions (including six Sub-Proposals), and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the Annual Meeting are as follows:

Proposal 1.    The election of four (4) Directors:

------------------------------------------------------------------------------------------------------------------------------------
                                                  % OF       % OF                             % OF           % OF
                                               OUTSTANDING   VOTED                          OUTSTANDING      VOTED
  TERM EXPIRING 2005:                 FOR        SHARES     SHARES          WITHHELD          SHARES        SHARES
------------------------------------------------------------------------------------------------------------------------------------

  Frank A. Olson ..........  85,114,981.1708     65.68%      97.30%      2,360,315.0144        1.82%         2.70%
------------------------------------------------------------------------------------------------------------------------------------
  TERM EXPIRING 2007:
------------------------------------------------------------------------------------------------------------------------------------
  Frank J. Crothers .......  85,284,117.1708     65.81%      97.50%      2,191,179.0144        1.69%         2.50%
  Charles B. Johnson ......  85,202,626.1708     65.75%      97.40%      2,272,670.0144        1.75%         2.60%
  Fred R. Millsaps ........  85,091,141.1708     65.66%      97.27%      2,384,155.0144        1.84%         2.73%

* Harris J. Ashton, Nicholas F. Brady, S. Joseph Fortunato, Edith E. Holiday, Gordon S. Macklin and Constantine D Tseretopoulos are
  Directors of the Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

Proposal 2.    The approval of an Agreement and Plan of Reorganization that provides for the reorganization of the Fund from a
               Maryland corporation to a Delaware statutory trust:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED            % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  66,973,840.1143              51.68%                      76.56%
  Against .................   2,113,787.9560               1.63%                       2.42%
  Abstain .................   1,644,997.1149               1.27%                       1.88%
  Broker Non-Votes ........  16,742,670.9998              12.92%                      19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850              67.50%                     100.00%








                                                          Semiannual Report | 21
PAGE




Templeton Global Income Fund, Inc.

ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 27, 2004 (CONTINUED)


Proposal 3.   The approval of amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

        Sub-Proposal 3a: To amend the Fund's fundamental investment restriction regarding borrowing and issuing senior securities:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED                % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  63,313,586.9056                  48.86%                    72.38%
  Against .................   5,165,604.1619                   3.99%                     5.91%
  Abstain .................   2,253,432.1177                   1.74%                     2.58%
  Broker Non-Votes ........  16,742,672.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850                  67.50%                   100.00%
        Sub-Proposal 3b:   To amend the Fund's fundamental investment restriction regarding industry concentration:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED                % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  64,176,666.4607                  49.52%                    73.37%
  Against .................   4,313,662.4497                   3.33%                     4.93%
  Abstain .................   2,242,296.2748                   1.73%                     2.56%
  Broker Non-Votes ........  16,742,670.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL                      87,475,296.1850                  67.50%                   100.00%
        Sub-Proposal 3c:   To amend the Fund's fundamental investment restriction regarding investments in commodities:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED                % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  63,569,715.2521                  49.06%                    72.67%
  Against .................   4,888,251.9349                   3.76%                     5.59%
  Abstain .................   2,274,656.9982                   1.76%                     2.60%
  Broker Non-Votes ........  16,742,671.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850                  67.50%                   100.00%

        Sub-Proposal 3d:   To amend the Fund's fundamental investment restriction regarding investments in real estate:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED                % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  64,189,967.9003                  49.53%                    73.38%
  Against .................   4,360,477.4301                   3.37%                     4.98%
  Abstain .................   2,182,179.8548                   1.68%                     2.49%
  Broker Non-Votes ........  16,742,670.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850                  67.50%                   100.00%


PAGE







22 |  Semiannual Report

PAGE

Templeton Global Income Fund, Inc.

ANNUAL MEETING OF SHAREHOLDERS, FEBRUARY 27, 2004 (CONTINUED)


        Sub-Proposal 3e: To amend the Fund's fundamental investment restriction regarding lending:

------------------------------------------------------------------------------------------------------------------------------------
                              SHARES VOTED           % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  63,194,446.5359                  48.77%                    72.24%
  Against .................   5,208,469.9322                   4.02%                     5.95%
  Abstain .................   2,329,707.7171                   1.80%                     2.66%
  Broker Non-Votes ........  16,742,671.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850                  67.50%                   100.00%
        Sub-Proposal 3f:   To amend the Fund's fundamental investment restriction regarding underwriting.

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED            % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For .....................  63,744,570.8519                  49.19%                    72.87%
  Against .................   4,565,076.6243                   3.52%                     5.22%
  Abstain .................   2,422,974.709                    1.87%                     2.77%
  Broker Non-Votes ........  16,742,673.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL ...................  87,475,296.1850                  67.50%                   100.00%
Proposal 4:    The approval of the elimination of certain of the Fund's fundamental investment restrictions:

------------------------------------------------------------------------------------------------------------------------------------
                         SHARES VOTED            % OF OUTSTANDING SHARES     % OF SHARES PRESENT
------------------------------------------------------------------------------------------------------------------------------------
  For                        63,299,811.2293                  48.85%                    72.36%
  Against                     5,005,741.4484                   3.86%                     5.72%
  Abstain                     2,427,066.5075                   1.87%                     2.77%
  Broker Non-Votes           16,742,676.9998                  12.92%                    19.14%
------------------------------------------------------------------------------------------------------------------------------------
  TOTAL                      87,475,296.1850                  67.50%                   100.00%

Note: Due to rounding, the percentage totals may not necessarily agree with the arithmetic sum of the figures.







                                                          Semiannual Report | 23
PAGE




Templeton Global Income Fund, Inc.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN


The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") with the following features:

Shareholders must affirmatively elect to participate in the Plan; Stock dividends and capital gains distributions will be reinvested automatically; Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938, will provide additional Plan information upon request.

Whenever the Fund declares dividends in either cash or common stock of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in stock at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund's shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.

A participant has the option of submitting additional payments to Mellon Bank, N.A. (the "Plan Agent"), in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments shall be made by check or money order payable to "Mellon Bank, N.A." and sent to Mellon Investor Services, P.O. Box 382009, Pittsburgh, PA 15250-8009, Attention: Templeton Global Income Fund, Inc. The Plan Agent shall apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.

The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.

The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Agent sent to Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938. Upon withdrawal, the participant will receive, without charge, stock certificates issued in the participant's name for all full shares held by the Plan Agent; or, if the participant wishes, the Plan Agent will sell the participant's shares and send the proceeds, less a service charge of $15.00 and less trading fees.

Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested.

Effective February 12, 2004, the Plan's Agent's fees for a sale of shares through the Plan will be $15.00 per transaction plus a $0.12 per share trading fee. All other terms and conditions of the Plan remain in effect and have not been modified or amended.






24 |  Semiannual Report

PAGE

Templeton Global Income Fund, Inc.



TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Overpeck Centre
Ridgefield Park, NJ 07660
1-800-416-5585
www.melloninvestor.com














SHAREHOLDER INFORMATION
Shares of Templeton Global Income Fund, Inc. are traded on the New York Stock Exchange under the symbol "GIM." The Fund's shares are also listed and traded on the Pacific Exchange. Information about the net asset value and the market price is published each Monday in the Wall Street Journal, weekly in Barron's and each Saturday in The New York Times and other newspapers. Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions section of newspapers.

For current information about distributions and shareholder accounts, call 1-800/416-5585. Registered shareholders can access their Fund account on-line with Investor ServiceDirect(R). For information go to Mellon Investor Services' web site at https://vault.melloninvestor.com/isd and follow the instructions.

The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin Templeton Fund Information after 7 a.m. pacific time any business day at 1-800/DIAL BEN(R) (1-800/342-5236). The Fund's net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.'s Mutual Fund Quotation Service ("NASDAQ MFQS").

Shareholders not receiving copies of the reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund's mailing list by writing Templeton Global Income Fund, Inc., 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.



                                                          Semiannual Report | 25
PAGE




Templeton Global Income Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.









26 |  Semiannual Report
PAGE

                      This page intentionally left blank.

                                     PAGE

                      This page intentionally left blank.

PAGE

Literature Request


For a brochure and prospectus, which contains more complete information, including charges, expenses and risks, call Franklin Templeton Investments at 1-800/DIAL BEN (R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.


FRANKLIN TEMPLETON INVESTMENTS


INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 4

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 5
Franklin's AGE High Income Fund
Franklin Federal Money Fund 5, 6
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 3
Franklin Income Fund
Franklin Money Fund 5, 6
Franklin Short-Intermediate U.S. Government Securities Fund 5
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 5
Templeton Global Bond Fund

TAX-FREE INCOME7
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 8
Tax-Exempt Money Fund 5, 6

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC 7
Alabama
Arizona
California 9
Colorado
Connecticut
Florida 9
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 8
Michigan 8
Minnesota 8
Missouri
New Jersey
New York 9
North Carolina
Ohio 8
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
  Products Trust 10



1.The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2.The fund is only open to existing shareholders as well as select retirement plans.
3.The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4.Upon reaching approximately $350 million in assets, the fund intends to close to all investors.
5.An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
6.No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
7.For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable. 8.Portfolio of insured municipal securities.
9.These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
10.The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

02/04                                          Not part of the semiannual report


PAGE

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

100 Fountain Parkway
P.O. Box 33030
St. Petersburg, FL  33733-8030



SEMIANNUAL REPORT AND SHAREHOLDER INFORMATION
TEMPLETON GLOBAL
INCOME FUND, INC.


INVESTMENT MANAGER
Franklin Advisers, Inc.

TRANSFER AGENT
Mellon Investor Services LLC
85 Challenger Road
Ridgefield Park, NJ 07660
1-800/416-5585
www.mellon.com

FUND INFORMATION
1-800/342-5236



Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


TLGIM S2004 04/04










ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) The Registrant has an Audit Committee Financial Expert serving on its audit committee.

(2) The Audit Committee Financial Experts are Fred R. Millsaps and Frank A. Olson, who are "Independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. AUDIT COMMITTEE FINANCIAL EXPERT. N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Members of the Audit Committee are: Fred R. Millsaps, Frank J. Crothers, Frank A. Olson and Constantine D. Tseretopoulos.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASERS.   N/A


ITEM 9. SUBMISSTION OF MATTERS OF A VOTE SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND DIOMEDES LOO-TAM, CHIEF FINANCIAL OFFICER

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND, INC.

By /s/JIMMY D. GAMBILL
--------------------------
Chief Executive Officer - Finance and Administration
Date   April 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
--------------------------
Chief Executive Officer - Finance and Administration
Date    April 30, 2004


By /s/DIOMEDES LOO-TAM
-------------------------
Chief Financial Officer
Date   April 30, 2004